RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Risk and Uncertainty [Line Items]
RISKS AND UNCERTAINTIES	RISKS AND UNCERTAINTIES
The Plan invests in various investment securities. Investment securities are exposed to various risks, such as interest rate, market volatility and credit risks. It is reasonably possible, given the level of risk associated with investment securities, which changes in the near term could materially affect a participant’s account balance and the amounts reported in the financial statements.